Exhibit 1

Deloitte & Touche LLP 3 Second Street Suite 301 Harborside Plaza 10 Jersey City, NJ 07302 USA Tel: +1 212 937 8202 www.deloitte.com

RWC Lending LLC
10 Astor Place
New York, New York 10003

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a portfolio of mortgage loans in connection with the proposed offering of certain classes of RWC Commercial Mortgage 2026-1 Trust, Commercial Mortgage Pass-Through Certificates, Series 2026-1. RWC Lending LLC (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Nomura Securities International, Inc. (together with the Company, the “Specified Parties”) has agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On June 11, 2026, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing 54 mortgage loans that is secured by 54 mortgaged properties (the “Mortgage Loans”).

From March 12, 2026 through June 10, 2026, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loans.

At your request, for each of the Mortgage Loans set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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Member of
Deloitte Touche Tohmatsu Limited

2

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loans, (iii) the existence or ownership of the Mortgage Loans or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

June 16, 2026

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Loans (the “Source Documents”):

Loan agreement, loan modification agreement, promissory note, consolidated, amended and restated note and/or multifamily mortgage, assignment of rents and security instrument (collectively, the “Loan Agreement”);

Guaranty of non-recourse obligations, environmental indemnity agreement and personal guaranty agreement (collectively, the “Guaranty”);

Title policy or pro-forma title policy (collectively, the “Title Policy”);

Mortgage closing statement and/or borrower settlement statement (collectively, the “Settlement Statement”);

Business purpose of loan certification (the “Business Purpose Certification”);

Deposit account control agreement and cash management agreement (collectively, the “Cash Management Agreement”);

Real estate property appraisal report (the “Appraisal Report”);

Metropolitan lookup export (the “MSA Report”);

Property condition report (the “Property Condition Report”);

Phase I environmental report (the “Phase I Report”);

Seismic report (the "Seismic Report");

Zoning assessment report and/or zoning letter (collectively, the "Zoning Report”);

Declaration for condominium ownership and condominium estoppel certificate (the “Condo Declaration”);

Asset Summary Report (the “ASR”);

Credit authorization & questionnaire investment due diligence (the “Credit Authorization”);

Non-consolidation opinion (the “Non-Consolidation Opinion”);

Underwritten rent roll analysis, residential rent roll analysis, commercial rent roll analysis and/or underwritten cash flow analysis (collectively, the “RWC UW Package”);

CRE servicing loan summary (the “Servicing Loan Summary”);

RWC escrow analysis (the “Escrow Analysis”);

Servicing reserve and escrow balances report (the “Servicing Report”);

Primary servicing pricing sheet (the “Primary Servicing Bid”); and

Trustee, certificate administrator, registrar, paying agent, tax agent and custodian fee proposal (the “Trustee Bid”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Cut-off Date	None - Company Provided
3	Loan/Property	None - Company Provided
4	Number of Properties per Loan	Loan Agreement
5	Deal Name	Identification purposes only - not applicable
6	% of Initial Pool Balance	Refer to calculation procedures
7	Address	Appraisal Report
8	City	Appraisal Report
9	County	Appraisal Report
10	State	Appraisal Report
11	Zip Code	Appraisal Report
12	Metropolitan Statistical Area	MSA Report
13	Property Type	Appraisal Report
14	Property Sub-Type	Appraisal Report
15	Year Built	Appraisal Report / Property Condition Report
16	Year Renovated	Appraisal Report / Property Condition Report
17	Number of Units	RWC UW Package
18	Cut-off Date Balance per Unit	Refer to calculation procedures
19	Original Principal Balance	Loan Agreement
20	Cut-off Date Balance	Refer to calculation procedures
21	Maturity Balance	Refer to calculation procedures
22	Ownership Interest	Title Policy
23	Lien Position	Title Policy
24	Loan Purpose	Settlement Statement / Business Purpose Certification
25	Note Date	Loan Agreement
26	Mortgage Rate	Loan Agreement
27	Rate Type	Loan Agreement
28	Accrual Type	Loan Agreement
29	Monthly Debt Service	Refer to calculation procedures
30	Monthly Debt Service (IO)	Refer to calculation procedures

	Characteristic	Source Document
31	First Payment Date	Loan Agreement
32	Maturity Date	Loan Agreement
33	Due Date	Loan Agreement
34	Late Charge Grace Period (# of days)	Loan Agreement
35	Amortization Type	Loan Agreement
36	Original Amortization Term (months)	Loan Agreement
37	IO Term as of Origination Date (months)	Refer to calculation procedures
38	Original Loan Term (months)	Refer to calculation procedures
39	Remaining Amortization	Not applicable
40	Remaining Term	Refer to calculation procedures
41	Seasoning	Refer to calculation procedures
42	Extension Options	Loan Agreement
43	Prepay Provision Description	Loan Agreement
44	Underwritten EGI	RWC UW Package
45	Underwritten Expenses	RWC UW Package
46	Underwritten NOI	RWC UW Package
47	Underwritten Replacement Reserves	RWC UW Package
48	Underwritten NCF	RWC UW Package
49	Underwritten NCF Debt Yield	Refer to calculation procedures
50	Underwritten NCF DSCR	Refer to calculation procedures
51	Most Recent Financial End Date	RWC UW Package
52	Most Recent EGI	RWC UW Package
53	Most Recent Expenses	RWC UW Package
54	Most Recent NOI	RWC UW Package
55	Most Recent NCF	RWC UW Package
56	Occupancy	RWC UW Package
57	Occupancy as of Date	RWC UW Package
58	Monthly Rent per Unit	Refer to calculation procedures
59	Appraised Value	Appraisal Report
60	Appraised Value Type	Appraisal Report
61	Appraisal Firm	Appraisal Report
62	Appraisal Date	Appraisal Report
63	Appraisal Cap Rate	Appraisal Report
64	Flood Zone	Appraisal Report
65	Zoning Status	Zoning Report / Appraisal Report
66	Cut-off Date LTV Ratio	Refer to calculation procedures
67	LTV Ratio at Maturity	Refer to calculation procedures
68	Condo Ownership (% or NAP)	Condo Declaration
69	# Units - Commercial	RWC UW Package
70	Amount Square Ft - Commercial	RWC UW Package

	Characteristic	Source Document
71	% of GPR from Commercial Rental Income	Refer to calculation procedures
72	Largest Tenant Name	RWC UW Package
73	Largest Tenant Square Ft.	RWC UW Package
74	Largest Tenant % of NRA	Refer to calculation procedures
75	Largest Tenant Exp. Date	RWC UW Package
76	2nd Largest Tenant Name	RWC UW Package
77	2nd Largest Tenant Square Ft.	RWC UW Package
78	2nd Largest Tenant % of NRA	Refer to calculation procedures
79	2nd Largest Tenant Exp. Date	RWC UW Package
80	3rd Largest Tenant Name	RWC UW Package
81	3rd Largest Tenant Square Ft.	RWC UW Package
82	3rd Largest Tenant % of NRA	Refer to calculation procedures
83	3rd Largest Tenant Exp. Date	RWC UW Package
84	Phase I Environmental Report Date	Phase I Report
85	Phase II Recommended (Y/N)	Phase I Report
86	Phase II Performed (Y/N)	Not applicable
87	Phase II Environmental Report Date	Not applicable
88	Property Condition Report Date	Property Condition Report
89	Seismic Report Date	Seismic Report
90	PML Report Required (Y/N)	Property Condition Report
91	PML (%)	Seismic Report
92	Tax Abatement or PILOT program	Loan Agreement / Appraisal Report
93	Tax Reserve - Initial Deposit ($ or NAP)	Settlement Statement
94	Tax Reserve - Monthly Escrow ($ or NAP)	Servicing Report / Escrow Analysis
95	Tax Reserve - Current Balance ($ or NAP)	Servicing Report / Settlement Statement
96	Insurance Reserve - Initial Deposit ($ or NAP)	Settlement Statement
97	Insurance Reserve - Monthly Escrow ($ or NAP)	Servicing Report / Escrow Analysis
98	Insurance Reserve - Current Balance ($ or NAP)	Servicing Report / Settlement Statement
99	Engineering Reserve - Initial Deposit ($ or NAP)	Settlement Statement
100	Engineering Reserve - Current Balance ($ or NAP)	Not applicable
101	Replacement Reserve - Initial Deposit ($ or NAP)	Settlement Statement
102	Replacement Reserve - Current Balance ($ or NAP)	Not applicable
103	Other Reserve - Initial Deposit ($ or NAP)	Settlement Statement
104	Other Reserve - Current Balance ($ or NAP)	Servicing Report / Settlement Statement
105	Other Reserve Description	Servicing Report / Loan Agreement
106	Cash Management (Description or NAP)	Cash Management Agreement / Loan Agreement
107	Lockbox	Cash Management Agreement / Loan Agreement
108	Existing Financing In Place (Y/N)	Loan Agreement

	Characteristic	Source Document
109	Existing Financing Amount	Not applicable
110	Existing Financing Description	Not applicable
111	Future Mezzanine Debt (Y/N)	Loan Agreement
112	Future Secondary Financing (Y/N)	Loan Agreement
113	Future Secondary Financing Description	Not applicable
114	Substitution Permitted (Y/N)	Loan Agreement
115	Collateral Release Price ($ or NAP)	Loan Agreement
116	Crossed Loans	Loan Agreement
117	Release (Y/N or NAP)	Loan Agreement
118	Release Provisions (Description or NAP)	Not applicable
119	Borrowing Entity	Loan Agreement
120	Entity Type	Loan Agreement
121	State of Organization	Loan Agreement
122	Borrower Type	Loan Agreement
123	Tenants In Common (Y/N)	Loan Agreement
124	Delaware Statutory Trust (Y/N)	Loan Agreement
125	Sponsor Name	ASR / Guaranty
126	Independent Director (Y/N)	Loan Agreement
127	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
128	Recourse (Y/N)	Loan Agreement / Guaranty
129	Recourse Description	Loan Agreement / Guaranty
130	Non-Recourse Carveout Guarantor	Guaranty
131	Environmental Carveout (Y/N)	Loan Agreement / Guaranty
132	Fraud Carveout (Y/N)	Loan Agreement / Guaranty
133	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Loan Agreement / Guaranty
134	Voluntary Bankruptcy Carveout (Y/N)	Loan Agreement / Guaranty
135	Waste Carveout (Y/N)	Loan Agreement / Guaranty
136	Borrower Or Principal Prior Bankruptcy (Y/N)	Credit Authorization
137	Borrower-Paid Servicing Fee	None - Company Provided
138	Borrower-Paid Servicing Fee Rate as of the Cut-off Date	Refer to calculation procedures
139	Gross Mortgage Rate as of the Cut-off Date	Refer to calculation procedures
140	Administrative Cost Rate as of the Cut-off Date	Refer to calculation procedures
141	Net Mortgage Rate as of the Cut-off Date	Refer to calculation procedures
142	Servicing Fee	Primary Servicing Bid
143	Servicing Fee Rate as of the Cut-off Date	Refer to calculation procedures
144	Trustee/Certificate Administrator Fee Rate	Trustee Bid
145	CREFC® IP Royalty License Fee Rate	None - Company Provided
146	Backup Advancing Agent Fee Rate	None - Company Provided
147	Asset Monitoring Agent Fee Rate	None - Company Provided

Calculation Procedures

With respect to Characteristic 6, we recomputed the % of Initial Pool Balance by dividing the (i) Cut-off Date Balance (as determined below) by (ii) sum of each of the Mortgage Loans’ Cut-off Date Balance.

With respect to Characteristic 18, we recomputed the Cut-off Date Balance per Unit by dividing the (i) Cut-off Date Balance (as determined below) by (ii) Number of Units.

With respect to Characteristic 20, we recomputed the Cut-off Date Balance as being equal to the Original Principal Balance. With respect to the Mortgage Loan identified on the Data File as “1000 Belmont,” we were instructed by representatives of the Company to compare the Cut-off Date Balance to the Servicing Loan Summary.

With respect to Characteristic 21, we recomputed the Maturity Balance as being equal to the Cut-off Date Balance.

With respect to Characteristic 29, we recomputed the Monthly Debt Service as being equal to the Monthly Debt Service (IO) (as determined below).

With respect to Characteristic 30, we recomputed the Monthly Debt Service (IO) by dividing (i) the product of (a) the Cut-off Date Balance, (b) the Mortgage Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 37, we recomputed the IO Term as of Origination Date (months) as being equal to the Original Loan Term (months) (as determined below).

With respect to Characteristic 38, we recomputed the Original Loan Term (months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 40, we recomputed the Remaining Term as the difference of the (a) Original Loan Term (months) and (b) Seasoning (as determined below).

With respect to Characteristic 41, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 49, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Cut-off Date Balance.

With respect to Characteristic 50, we recomputed the Underwritten NCF DSCR by dividing the (i) Underwritten NCF by (ii) product of (a) the Monthly Debt Service and (b) twelve.

With respect to Characteristic 58, we recomputed the Monthly Rent per Unit by dividing the (i) sum of the (a) aggregate in place rent for occupied units (as set forth on the RWC UW Package) and (b) aggregate market rent for vacant units (as set forth on the RWC UW Package) by (ii) Number of Units. At the instruction of the Company, differences of $1.00 or less are deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 66, we recomputed Cut-off Date LTV Ratio by dividing the (i) Cut-off Date Balance by (ii) Appraised Value.

With respect to Characteristic 67, we recomputed the LTV Ratio at Maturity by dividing the (i) Maturity Balance by (ii) Appraised Value.

With respect to Characteristic 71, we recomputed the % of GPR from Commercial Rental Income by dividing the (i) aggregate in place rent for commercial unit(s) (as set forth on the RWC UW Package) by (ii) aggregate in place rent for occupied units (as set forth on the RWC UW Package).

With respect to Characteristic 74, we recomputed the Largest Tenant % of NRA by dividing the (i) Largest Tenant Square Ft. by (ii) aggregate square footage for all units (as set forth on the RWC UW Package). This procedure was only performed for those Mortgage Loans with a Largest Tenant Square Ft. greater than zero.

With respect to Characteristic 78, we recomputed the 2nd Largest Tenant % of NRA by dividing the (i) 2nd Largest Tenant Square Ft. by (ii) aggregate square footage for all units (as set forth on the RWC UW Package). This procedure was only performed for those Mortgage Loans with a 2nd Largest Tenant Square Ft. greater than zero.

With respect to Characteristic 82, we recomputed the 3rd Largest Tenant % of NRA by dividing the (i) 3rd Largest Tenant Square Ft. by (ii) aggregate square footage for all units (as set forth on the RWC UW Package). This procedure was only performed for those Mortgage Loans with a 3rd Largest Tenant Square Ft. greater than zero.

With respect to Characteristic 138, we recomputed the Borrower-Paid Servicing Fee Rate as of the Cut-off Date by dividing the (i) Borrower-Paid Servicing Fee by (ii) Cut-off Date Balance.

With respect to Characteristic 139, we recomputed the Gross Mortgage Rate as of the Cut-off Date as the sum of the (i) Mortgage Rate and (ii) Borrower-Paid Servicing Fee Rate as of the Cut-off Date.

With respect to Characteristic 140, we recomputed the Administrative Cost Rate as of the Cut-off Date as the sum of the (i) Servicing Fee Rate as of the Cut-off Date (as determined below), (ii) Trustee/Certificate Administrator Fee Rate, (iii) CREFC® IP Royalty License Fee Rate and (iv) Backup Advancing Agent Fee Rate.

With respect to Characteristic 141, we recomputed the Net Mortgage Rate as of the Cut-off Date as the difference of the (i) Gross Mortgage Rate as of the Cut-off Date and (ii) Administrative Cost Rate as of the Cut-off Date.

With respect to Characteristic 143, we recomputed the Servicing Fee Rate as of the Cut-off Date by dividing the (i) Servicing Fee by (ii) Cut-off Date Balance.